Subsidiary Preferred Shares - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 21, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary Preferred Shares [Line Items]
Cash purchase of Vor preferred shares		$ 5,000	$ 500	$ 1,150
Subsidiary preferred shares
Subsidiary Preferred Shares [Line Items]
Conversion of convertible notes into preferred shares - non cash financing activity			$ 25,797
Preferred D shares | Vedanta
Subsidiary Preferred Shares [Line Items]
Number of shares issued by investee (in shares)	2,387,675
Proceeds from the issuance of shares and subsidiary preferred shares	$ 68,400
Cash purchase of Vor preferred shares	$ 5,000
Acquisition of equity instruments in other entities	174,520